UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549 FORM ABS-15G ASSET-BACKED SECURITIZER REPORT PURSUANT TO SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934
CIM REAL ESTATE FINANCE OPERATING PARTNERSHIP, LP1
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☒    Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2022 to December 31, 2022.
Date of Report (Date of earliest event reported): February 14, 2023
Commission File Number of securitizer: 025-05678
Central Index Key Number of securitizer: 0001867423

Nathan DeBacker, (323) 860-4900
(Name and telephone number, including area code, of the person to contact in connection with this filing)
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1): ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i): ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii): ☒

☐    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).☐
Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable): ___________
Central Index Key Number of underwriter (if applicable): ___________

(Name and telephone number, including area code, of the person to contact in connection with this filing)
1 CIM Real Estate Finance Operating Partnership, LP, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities issued by its affiliates and outstanding during the reporting period.

INFORMATION TO BE INCLUDED IN THE REPORT
PART I: REPRESENTATION AND WARRANTY INFORMATION
Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
The securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii).

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 14, 2023
CIM REAL ESTATE FINANCE OPERATING PARTNERSHIP, LP
(Depositor)

By: CIM Real Estate Finance Trust, Inc., its general partner

By: /s/ Nathan DeBacker
Name: Nathan DeBacker
Title: Chief Financial Officer, Principal Accounting Officer and Treasurer